ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)								1 Months Ended			9 Months Ended	12 Months Ended
	Mar. 23, 2022 USD ($)	Nov. 09, 2021 shares	Oct. 22, 2021 USD ($) $ / shares	Oct. 22, 2021 D $ / shares	Oct. 22, 2021 item $ / shares	Apr. 21, 2019 shares	Apr. 20, 2019 shares	Aug. 31, 2021	Feb. 29, 2020	Aug. 31, 2018	Dec. 31, 2022 USD ($) segment subsidiary $ / shares	Mar. 31, 2022 USD ($) subsidiary segment $ / shares	Dec. 31, 2022 CNY (¥) subsidiary	Mar. 31, 2022 CNY (¥) subsidiary	Apr. 30, 2021 USD ($)	Mar. 31, 2021 USD ($) $ / shares	Feb. 05, 2021 USD ($)	Feb. 05, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Oct. 23, 2020 USD ($)	Oct. 23, 2020 CNY (¥)	Sep. 11, 2020 USD ($)	Sep. 11, 2020 CNY (¥)
ORGANIZATION AND PRINCIPAL ACTIVITIES
Company incorporated in the State											Nevada	Nevada
Date of entity incorporation											Jun. 08, 2017	Jun. 08, 2017
Number of operating segments | segment											2	2
Accumulated loss											$ (36,323,523)	$ (34,601,545)				$ (34,064,921)
Shareholders' deficiency											$ 5,688,979	8,092,664				5,856,713
Amount due from related parties												$ 7,298,208				$ 24,311
Par value (in dollars per share) | $ / shares											$ 0.0001	$ 0.0001				$ 0.0001
Shares issued (in shares) | shares						178,136	1,781,360
Jinkailong
ORGANIZATION AND PRINCIPAL ACTIVITIES
Outstanding balance, net of allowance											$ 5,992,152
Amount due from related parties											$ 5,351,735
Jinkailong | Discontinued operations
ORGANIZATION AND PRINCIPAL ACTIVITIES
Accumulated loss												$ 15,227,359
Related party receivable as a result of deconsolidation												7,298,208
Related party receivable noncurrent as a result of deconsolidation												6,635,746
Due to related party excluded upon deconsolidation												31,263
Sichuan Senmiao's
ORGANIZATION AND PRINCIPAL ACTIVITIES
Accumulated loss												18,000,000.0
Shareholders' deficiency												$ 7,600,000
Total purchase price	$ 0
Senmiao Consulting | Nonconsolidated investees, other
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of equity interest ownership	94.50%
Corenel
ORGANIZATION AND PRINCIPAL ACTIVITIES
Registered capital																			$ 1,600,000	¥ 10,000,000
Chengdu Xichuang Technology Service Co., Ltd.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Registered capital																			$ 32,000	¥ 200,000
Voting Agreement with Jinkailongs other shareholders
ORGANIZATION AND PRINCIPAL ACTIVITIES
Business agreement term									18 years	20 years
Voting Agreement with Jinkailongs other shareholders | Nonconsolidated investees, other
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of equity interest ownership										65.00%	35.00%	35.00%	35.00%	35.00%
Hunan Xixingtianxia Technology Co., Ltd ("XXTX")
ORGANIZATION AND PRINCIPAL ACTIVITIES
Investment in subsidiary																	$ 5,700,000	¥ 36,840,000
Hunan Xixingtianxia Technology Co., Ltd ("XXTX") | Nonconsolidated investees, other
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of equity interest ownership																	27.74%	27.74%
Hunan Xixingtianxia Technology Co., Ltd ("XXTX") | Sichuan Senmiao's
ORGANIZATION AND PRINCIPAL ACTIVITIES
Investment in subsidiary | ¥																								¥ 3,160,000
Hunan Xixingtianxia Technology Co., Ltd ("XXTX") | Sichuan Senmiao's | Nonconsolidated investees, other
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of equity interest ownership																							51.00%	51.00%
Hunan Xixingtianxia Technology Co., Ltd ("XXTX") | Senmiao Consulting
ORGANIZATION AND PRINCIPAL ACTIVITIES
Investment in subsidiary																	$ 5,180,000	¥ 36,840,000
Amount the company had to remit on the Investment agreement																					$ 5,300,000	¥ 36,600,000
Increased in total registered capital																	$ 7,140,000	¥ 50,800,000
Capital contribution											$ 5,760,000		¥ 39,760,000
Hunan Xixingtianxia Technology Co., Ltd ("XXTX") | Senmiao Consulting | Nonconsolidated investees, other
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of equity interest ownership																	27.74%	27.74%
Hunan Xixingtianxia Technology Co., Ltd ("XXTX") | Sichuan Senmiao's
ORGANIZATION AND PRINCIPAL ACTIVITIES
Investment in subsidiary																							$ 440,000
Hunan Xixingtianxia Technology Co., Ltd ("XXTX") | Share Swap Agreement | Senmiao Consulting | Common stock
ORGANIZATION AND PRINCIPAL ACTIVITIES
Total purchase price			$ 3,500,000
Par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Number of trading days reported				10	10
Shares issued (in shares) | shares		533,167
Hunan Xixingtianxia Technology Co., Ltd ("XXTX") | Share Swap Agreement | Senmiao Consulting | Common stock | Pre reverse split
ORGANIZATION AND PRINCIPAL ACTIVITIES
Shares issued (in shares) | shares		5,331,667
Jinkailong
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of equity interest ownership											35.00%	35.00%	35.00%	35.00%
Chengdu Corenel Technology Co., Ltd. | Jiekai
ORGANIZATION AND PRINCIPAL ACTIVITIES
Registered capital												$ 80,000		¥ 500,000
Chengdu Corenel Technology Co., Ltd. | Jiekai | Nonconsolidated investees, other
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of equity interest ownership												51.00%		51.00%
Sichuan Senmiao's
ORGANIZATION AND PRINCIPAL ACTIVITIES
Total purchase price	$ 0
Sichuan Senmiao's | Nonconsolidated investees, other
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of equity interest ownership	94.50%
Sichuan Senmiao's | Hunan Xixingtianxia Technology Co., Ltd ("XXTX")
ORGANIZATION AND PRINCIPAL ACTIVITIES
Capital contribution												$ 5,810,000		¥ 36,860,000
Number of wholly owned subsidiaries | subsidiary											10	8	10	8
Number of wholly owned subsidiaries that has operations | subsidiary											1	1	1	1
Hunan Ruixi | Nonconsolidated investees, other
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of equity interest ownership																			70.00%	70.00%
Hunan Ruixi | Equity Transfer Agreement with Another Shareholder of Xichuang
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percent of shares transferred as free								30.00%
Senmiao HK
ORGANIZATION AND PRINCIPAL ACTIVITIES
Registered capital															$ 10,000
Senmiao HK | Nonconsolidated investees, other
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of equity interest ownership															99.99%